Income Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The income tax provision differs from the amount of income tax determined by applying the U.S. federal and state income tax rates of 26.9% (2019 - 26.9%) to pretax loss from operations for the years ended June 30, 2020 and 2019 due to the following:

	Year Ended June 30, 2020	Year Ended June 30, 2019
Loss before income taxes	$30,627,783	$7,737,825
Expected income tax recovery	(8,222,300)	(2,077,300)
Other permanent difference	673,000	563,070
Change in valuation allowance	7,549,300	1,514,230
Total	$-	$-

Schedule of Deferred Tax Assets

Deferred tax assets and the valuation account are as follows:

	June 30, 2020	June 30, 2019
Deferred tax asset:
Net operating loss carry forward	$6,374,700	$4,285,120
Other deferred tax assets	8,713,050	3,198,490
Valuation allowance	(15,100,880)	(7,493,500)
Unrealized foreign exchange loss	13,130	8,870
Equipment	-	1,020
Total	$-	$-

Schedule of Components of Deferred Tax Assets and Liabilities
	June 30, 2020	June 30, 2019
Deferred tax asset:
Non-capital losses carried forward	$10,050	$1,530,460
Lease liabilities	57,120	-
Deferred tax liabilities:
Convertible debt	-	(1,530,460)
Equipment	(10,050)	-
Right of use assets and lease obligations	(57,120)	-
Net deferred tax asset	$-	$-